Derivative liabilities - Movements related to the warrants (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
Derivative liabilities
Change in estimate of fair value	$ 2,825,707	$ 1,042,767	$ 2,911,891	$ 2,241,059
Warrant issued
Derivative liabilities
Opening balance			125,227	22,655	$ 22,655
Additions			2,867,806		2,215,564
Change in estimate of fair value			(2,553,068)		(2,181,781)
Currency translation			(9,933)		68,789
Closing balance	430,032		430,032		$ 125,227
Gain (loss) from valuation of derivative financial instruments	$ 2,527,974	$ 992,193	$ 2,553,068	$ 1,014,079